Investment Objectives and Goals - Capital Group U.S. Small and Mid Cap ETF	Jan. 08, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group U.S. Small and Mid Cap ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.